TAXES (Details - Income tax payable) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 1,528,630	$ 1,598,153	$ 1,528,630